COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	$ 5,533	$ 5,457
Depreciation expense	1,906	1,915
Royalty expense	648	472
Mining and production taxes	132	78
Community relations	46	39
Cost of sales	8,265	7,961
Inventory write-down	4	48
Employee benefits expense	1,697	1,664
Gold [Member]
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	5,056	5,068
Depreciation expense	1,588	1,641
Royalty expense	540	405
Mining and production taxes	132	78
Community relations	41	34
Cost of sales	7,357	7,226
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	477	389
Depreciation expense	285	245
Royalty expense	108	67
Mining and production taxes	0	0
Community relations	5	5
Cost of sales	875	706
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	0	0
Depreciation expense	33	29
Royalty expense	0	0
Mining and production taxes		0
Community relations	0	0
Cost of sales	$ 33	$ 29